Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables [abstract]
Trade and Other Receivables

6.   Trade and Other Receivables

	December 31,	December 31,
	2020	2019
Trade receivables from concentrate sales	$26,309	$33,642
Advances and other receivables	4,108	2,419
Value added taxes recoverable	8,890	11,646
Value added taxes recoverable - Lindero	37,248	-
Accounts and other receivables	$76,555	$47,707

The Company’s trade receivables from concentrate and doré sales are expected to be collected in accordance with the terms of the existing concentrate sales contracts with its customers. No amounts were past due as at December 31, 2020 and 2019.

During the year ended December 31, 2020, the Company recognized an unrealized foreign exchange loss of $12,365 (December 31, 2019 - $12,137) related to the value added tax recoverable on the construction of the Lindero Mine.  The Company implemented a strategy to mitigate the foreign exchange exposure to meet its local currency requirements in Argentina. During the year ended December 31, 2020, the Company recognized $3,306, (December 31, 2019 - $11,204) of gains from Argentine Peso denominated cross-border securities trades.